Deferred income tax assets and liabilities (Movements in deferred income tax liabilities without taking into consideration offsetting) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	¥ (4,821,747)	¥ (5,486,905)
Disposal of other equity instrument investments		167,182
Business combination	16,000
Credited/(charged) to profit or loss	889,407	588,302
Charged to other comprehensive income	432	(64,943)
Currency translation differences	36,841	(25,383)
End of the year	(3,911,067)	(4,821,747)
Fair value gains [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(6,731)	(108,970)
Disposal of other equity instrument investments		167,182
Charged to other comprehensive income	432	(64,943)
End of the year	(6,299)	(6,731)
Amortization of land use rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(946,676)	(982,445)
Credited/(charged) to profit or loss	40,728	36,507
Currency translation differences	(702)	(738)
End of the year	(906,650)	(946,676)
Depreciation [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(2,997,191)	(3,407,818)
Business combination	16,000
Credited/(charged) to profit or loss	833,864	412,408
Currency translation differences	4,483	(1,781)
End of the year	(2,174,844)	(2,997,191)
Power generation licence [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(705,407)	(682,543)
Currency translation differences	33,060	(22,864)
End of the year	(672,347)	(705,407)
Mining rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(129,383)	(129,383)
End of the year	(129,383)	(129,383)
Territorial water use right [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(2,409)	(2,409)
End of the year	(2,409)	(2,409)
Right of use assets [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(120)
Credited/(charged) to profit or loss	(4,659)	(120)
End of the year	(4,779)	(120)
Others [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(33,830)	(173,337)
Credited/(charged) to profit or loss	19,474	139,507
End of the year	¥ (14,356)	¥ (33,830)